Victory Integrity Mid-Cap Value Fund
Victory Integrity Mid-Cap Value Fund
Investment Objective
The Fund seeks to provide capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 38 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Integrity Mid-Cap Value Fund	Class A	Class R6 [1]	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Integrity Mid-Cap Value Fund		Class A	Class R6 [1]	Class Y
Management Fees		0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	none	none
Other Expenses	[2]	1.20%	1.16%	0.96%
Total Annual Fund Operating Expense		2.20%	1.91%	1.71%
Fee Waiver/Expense Reimbursement		(0.70%)	(0.70%)	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.50%	1.21%	1.25%
[1]	Expenses for Class R6 shares are estimated for the current fiscal year because Class R6 shares are new as of the date of this prospectus.
[2]	Restated to reflect current contractual fees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.50% and 1.25%,respectively, until at least October 31, 2016. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) of ClassR6 shares does not exceed 1.21% until at least October31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place (including any amounts waived or reimbursed prior to October 31, 2014 by Munder Capital Management, investment adviser to the Fund's predecessor, Munder Integrity Mid-Cap Value Fund, a series of Munder Series Trust), subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Integrity Mid-Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,160	1,627	2,912
Class R6	123	532	967	2,176
Class Y	127	494	885	1,981

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies.

Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($489 million to $27.6 billion as of September 30, 2015). Under normal circumstances, the Fund may invest up to 20% of its net assets in equity securities of smaller or larger companies. The Fund also may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

When selecting securities to invest in, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser chooses the Fund's investments by employing a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (i) rigorously analyzing the company's financial characteristics and assessing the quality of the company's management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

From time to time, the Fund may focus its investments in companies in one or more economic sectors including the financials sector and particularly those companies within the real estate investment trust (REIT) industry.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  The portfolio manager may not execute the Fund's principal investment strategy effectively.
  A company's earnings may not increase as expected.
  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.
  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.
  To the extent the Fund focuses in one or more sectors, such as the financials sector and the REIT industry, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. REITs are particularly subject to the risks of declining real estate values, changing economic conditions and increasing interest rates.
  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell Midcap® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A and Class Y shares reflect the historical performance of, respectively, the Class A and Class Y shares of the MST Munder Integrity Mid-Cap Value Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder Integrity Mid-Cap Value Fund. The MST Munder Integrity Mid-Cap Value Fund commenced operations, and Class A and Class Y were first offered on July 1, 2011. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

YTD through 9/30/15: -8.10% Highest/lowest quarterly results during this time period were:
Highest	13.30% (quarter ended March 31, 2013)
Lowest	-5.02% (quarter ended June 30, 2012)

Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns - Victory Integrity Mid-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class Y	10.96%	15.22%	Jul. 01, 2011
Class A	4.54%	13.10%	Jul. 01, 2011
After Taxes on Distributions | Class Y	10.22%	14.79%
After Taxes on Distributions and Sale of Fund Shares | Class Y	6.74%	12.00%
Russell Midcap® Value Index returns reflect no deduction for fees, expenses, or taxes	14.75%	14.98%
[1]	Inception date of Class A and Y shares is July 1, 2011.